Rule 497(e): 811-9118: 333-27225

                          DEM, INC.

              Supplement dated November 10, 1997
         to the Statement of Additional Information
                    dated August 29, 1997

The Officers and Directors chart under the caption "OFFICERS AND DIRECTORS" in the Statement of Additional Information is revised by adding entries to the "Directors to serve until the 1998 Annual Meeting (Class I)" subsection, above the entry for James B. Lewis, as follows:

                   OFFICERS AND DIRECTORS

                    POSITION(S)
                    HELD WITH           PRINCIPAL
OCCUPATION(S)
NAME AND ADDRESS    REGISTRANT AGE      DURING PAST 5 YEARS

Directors to serve until the 1998 Annual Meeting (Class I)

Dr. Glenda Glover   Director   44       Dean, School of
Business,
401 E. Pratt St.                        Jackson State University,
1994
28th Floor                              to present; Chairperson,
Baltimore, MD 21202                     Accounting Dept., Howard
                                        University School of
Business,
                                        1990-94.

*Dr. Benjamin Hooks Director   72       Senior Vice President,
The
401 E. Pratt St.                        Chapman Co., 1993 to
present;
28th Floor                              Executive Director of the
Baltimore, MD 21202                     National Association for
the
                                        Advancement of Colored
People
                                        ("NAACP"), prior to 1983.

* Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk.

The Officers and Directors chart under the caption "OFFICERS AND DIRECTORS" in the Statement of Additional Information is revised by adding to the "Officers" Subsection the following revised information on the positions held by Earl U. Bravo, Sr. and M. Lynn Ballard:

                          Officers

                    POSITION(S)
                    HELD WITH           PRINCIPAL
OCCUPATION(S)
NAME AND ADDRESS    REGISTRANT   AGE    DURING PAST 5 YEARS

Earl U. Bravo, Sr.  Vice President,     49   Chief Operating
Officer of The
401 E. Pratt St.    Secretary and            Chapman Co. since
1992.  From
28th Floor          Assistant           1990 until 1992,
President of
Baltimore, MD 21202 Treasurer           Chapman Capital
Management, Inc.

M. Lynn Ballard     Treasurer and       54   Controller of The
Chapman Co.
401 E. Pratt St.    Assistant           and Treasurer of The
Chapman
28th Floor          Secretary           Funds, Inc. since 1988.
Baltimore, MD 21202

* Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended are indicated by an asterisk.

The table under the caption "COMPENSATION TABLE" in the Statement of Additional Information is revised by adding both of the entries that follow, below the entry for Nathan
A. Chapman, Jr., and above the entry for James B. Lewis:

                     COMPENSATION TABLE

    (1)           (2)        (3)         (4)        (5)
                          Pension or               Total
                          Retirement  Estimated  Compensati
               Aggregate   Benefit      Annual    on from
Name of       Compensati  Accrued as   Benefits   Fund and
Person          on From    Part of       upon       Fund
Position         Fund        Fund     Retiremen   Complex
                  ($)      Expenses       t       Paid to
                             ($)                 Directors
                                         ($)        ($)

Dr. Benjamin      -0-        -0-         -0-       3,000
Hooks
Director


Dr. Glenda        -0-        -0-         -0-        -0-
Glover
Director


The table under the section "INVESTMENT ADVISORY AND OTHER
SERVICES" in the Statement of Additional Information is revised by adding affiliation information to the "Affiliation with the Company" column for the entries concerning Earl U. Bravo, Sr. and M. Lynn Ballard as follows:

          The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:

Name and Age   Affiliation  Affiliations with the Company's
                 s with       Investment Advisor
                 Company


Earl U. Bravo, Vice            Director   of   Chapman    Capital
Sr.            President,      Management,    Inc.;     Director,
               Secretary       Secretary,   Assistant   Treasurer
               and             and  Chief  Operating  Officer  of
               Assistant       The Chapman Co.
               Treasurer

M.        Lynn Treasurer       Treasurer   of   Chapman   Capital
Ballard        and             Management, Inc.;  Controller  and
               Assistant       Assistant   Secretary    of    The
               Secretary       Chapman Co.
